INTANGIBLES - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance	$ 13,550,993
Amortization	(1,300,546)	$ (768,128)	$ 0
Carrying amount, ending balance	12,268,824	13,550,993
Intellectual Property Rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance	13,550,993	0
Transfers from prepayments	0	5,500,000
Additions	18,377	8,819,121
Amortization	(1,300,546)	(768,128)
Carrying amount, ending balance	12,268,824	13,550,993	$ 0
Intellectual Property Rights | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance	14,319,121
Carrying amount, ending balance	14,337,498	14,319,121
Intellectual Property Rights | Accumulated amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance	(768,128)
Carrying amount, ending balance	$ (2,068,674)	$ (768,128)